Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014	Dec. 27, 2012	Dec. 02, 2012	Oct. 02, 2012	Nov. 30, 2011	Nov. 01, 2011	Aug. 10, 2011	Apr. 19, 2011	Oct. 14, 2014
Related Party Transactions
Net satellite broadband assets distributed to DISH Network						$ 8,628,000
Aggregate dividend declared						915,858,000	3,500,000,000
Dividend paid to DOC			650,000,000			907,230,000	3,500,000,000
Subscriber-related revenue	3,553,828,000	3,408,510,000	10,582,989,000	10,131,098,000	13,559,511,000	13,038,611,000	12,959,025,000
Subscriber-related expenses	2,072,891,000	1,938,142,000	6,131,068,000	5,718,781,000	7,677,111,000	7,246,104,000	6,841,760,000
Expenses associated with services	3,000,000	3,000,000	8,000,000	7,000,000	10,000,000	11,000,000	2,000,000
Dish Network
Related Party Transactions
Distribution to DOC of the assets and liabilities associated with satellite broadband business											66,000,000
Net satellite broadband assets distributed to DISH Network											9,000,000
Deemed dividend											57,000,000
Aggregate dividend declared										453,000,000			893,000,000
Dividend paid to DOC								650,000,000	850,000,000			1,300,000,000		700,000,000	1,500,000,000
Subscriber-related revenue	5,000,000	5,000,000	14,000,000	11,000,000	15,000,000
Dish Network | Subsequent event
Related Party Transactions
Dividend paid to DOC					650,000,000											1,500,000,000
Dish Network | Class A common stock
Related Party Transactions
Dividend declared (in dollars per share)										$ 1.00			$ 2.00
Dish Network | Class B common stock
Related Party Transactions
Dividend declared (in dollars per share)										$ 1.00			$ 2.00
Blockbuster, Inc.
Related Party Transactions
Subscriber-related expenses		$ 3,000,000		$ 11,000,000	$ 11,000,000	$ 21,000,000	$ 4,000,000